OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Leasing (Details) - CLP ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 62,418,990	$ 110,330,460
Other non-current financial liabilities		1,191,795,823	1,066,543,247
Leasing agreements
Disclosure of detailed information about borrowings
Other current financial liabilities	[1]	9,625,901	9,631,011
Other non-current financial liabilities	[1]	$ 18,589,311	$ 20,891,121
Rio De Janeiro Refrescos Ltda. | Leasing agreements | Cogeracao - Light ESCO 12.28% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		13.00%	13.00%
Effective Interest Rate		12.28%	12.28%
Other current financial liabilities		$ 1,550,888	$ 1,339,654
Other non-current financial liabilities		$ 4,266,904	$ 5,678,697
Rio De Janeiro Refrescos Ltda. | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		7.65%	7.65%
Effective Interest Rate		7.39%	7.39%
Other current financial liabilities		$ 524,741	$ 409,456
Other non-current financial liabilities		$ 2,527,764	$ 3,109,866
Rio De Janeiro Refrescos Ltda. | Leasing agreements | Real estate 8.18% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			8.18%
Effective Interest Rate			8.18%
Other non-current financial liabilities			$ 1,441,743
Rio De Janeiro Refrescos Ltda. | Leasing agreements | Leao Te e Bebidas Ltda. 11.25% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			11.25%
Effective Interest Rate			11.25%
Other non-current financial liabilities			$ 59,996
Rio De Janeiro Refrescos Ltda. | Leasing agreements | Real estate 14.83% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		8.18%
Effective Interest Rate		14.83%
Other current financial liabilities		$ 1,246,053	1,281,478
Other non-current financial liabilities		$ 1,016,050
Rio De Janeiro Refrescos Ltda. | Leasing agreements | Leao Alimentos e Bebidas Ltda.15.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		11.25%
Effective Interest Rate		15.00%
Other current financial liabilities		$ 40,712	265,453
Other non-current financial liabilities		34,234
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Leasing agreements | Cogeracao - Light ESCO 12.28% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		370,137
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		124,039
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Leasing agreements | Real estate 14.83% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		418,851
Rio De Janeiro Refrescos Ltda. | Up to 90 days | Leasing agreements | Leao Alimentos e Bebidas Ltda.15.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		10,178
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Cogeracao - Light ESCO 12.28% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		1,180,751
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		400,702
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Real estate 14.83% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		827,202
Rio De Janeiro Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Leao Alimentos e Bebidas Ltda.15.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		30,534
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Cogeracao - Light ESCO 12.28% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,752,504	1,513,809
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		496,719	482,012
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Real estate 8.18% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			866,320
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Leao Te e Bebidas Ltda. 11.25% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			30,939
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Real estate 14.83% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		664,218
Rio De Janeiro Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Leao Alimentos e Bebidas Ltda.15.00% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		34,234
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Cogeracao - Light ESCO 12.28% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		1,980,330	1,710,604
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		575,835	567,424
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Real estate 8.18% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			380,045
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Leao Te e Bebidas Ltda. 11.25% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			29,057
Rio De Janeiro Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Real estate 14.83% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		351,832
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Leasing agreements | Cogeracao - Light ESCO 12.28% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		534,070	1,932,983
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		640,097	667,972
Rio De Janeiro Refrescos Ltda. | More than 3 years up to 4 years | Leasing agreements | Real estate 8.18% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			195,378
Rio De Janeiro Refrescos Ltda. | More than 4 years up to 5 years | Leasing agreements | Cogeracao - Light ESCO 12.28% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			521,301
Rio De Janeiro Refrescos Ltda. | More than 4 years up to 5 years | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		737,072	754,477
Rio De Janeiro Refrescos Ltda. | More than 5 years | Leasing agreements | Tetra Pack 7.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 78,041	$ 637,981
Embotelladora del Atlantico S.A. | Leasing agreements | Tetra Pak SRL 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			12.00%
Effective Interest Rate			12.00%
Other non-current financial liabilities			$ 2,555,204
Embotelladora del Atlantico S.A. | Leasing agreements | Real estate 50% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			50.00%
Effective Interest Rate			50.00%
Other non-current financial liabilities			$ 15,078
Embotelladora del Atlantico S.A. | Leasing agreements | Real estate 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			12.00%
Effective Interest Rate			12.00%
Other non-current financial liabilities			$ 177,489
Embotelladora del Atlantico S.A. | Leasing agreements | Systems 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			12.00%
Effective Interest Rate			12.00%
Other non-current financial liabilities			$ 2,133,553
Embotelladora del Atlantico S.A. | Leasing agreements | Tetra Pak S R L 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%
Effective Interest Rate		13.00%
Other current financial liabilities		$ 560,770	651,725
Other non-current financial liabilities		$ 1,794,813
Embotelladora del Atlantico S.A. | Leasing agreements | Real estate 60% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		50.00%
Effective Interest Rate		60.00%
Other current financial liabilities		$ 406,125	639,548
Other non-current financial liabilities		$ 74,789
Embotelladora del Atlantico S.A. | Leasing agreements | Real estate 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%
Effective Interest Rate		13.00%
Other current financial liabilities		$ 507,176	628,640
Other non-current financial liabilities		$ 252,406
Embotelladora del Atlantico S.A. | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%
Effective Interest Rate		13.00%
Other current financial liabilities		$ 339,142	149,202
Embotelladora del Atlantico S.A. | Up to 90 days | Leasing agreements | Tetra Pak S R L 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		149,699
Embotelladora del Atlantico S.A. | Up to 90 days | Leasing agreements | Real estate 60% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		309,286
Embotelladora del Atlantico S.A. | Up to 90 days | Leasing agreements | Real estate 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		251,621
Embotelladora del Atlantico S.A. | Up to 90 days | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		85,449
Embotelladora del Atlantico S.A. | 90 days to 1 year | Leasing agreements | Tetra Pak S R L 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		411,071
Embotelladora del Atlantico S.A. | 90 days to 1 year | Leasing agreements | Real estate 60% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		96,839
Embotelladora del Atlantico S.A. | 90 days to 1 year | Leasing agreements | Real estate 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		255,555
Embotelladora del Atlantico S.A. | 90 days to 1 year | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		253,693
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Leasing agreements | Tetra Pak SRL 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			597,759
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Leasing agreements | Real estate 50% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			15,078
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Leasing agreements | Real estate 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			102,638
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Leasing agreements | Systems 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			389,010
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Leasing agreements | Tetra Pak S R L 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		548,095
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Leasing agreements | Real estate 60% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		47,133
Embotelladora del Atlantico S.A. | More than 1 year up to 2 years | Leasing agreements | Real estate 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		252,406
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Leasing agreements | Tetra Pak SRL 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			597,759
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Leasing agreements | Real estate 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			74,851
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Leasing agreements | Systems 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			327,827
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Leasing agreements | Tetra Pak S R L 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		548,095
Embotelladora del Atlantico S.A. | More than 2 years up to 3 years | Leasing agreements | Real estate 60% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		27,656
Embotelladora del Atlantico S.A. | More than 3 years up to 4 years | Leasing agreements | Tetra Pak SRL 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			597,759
Embotelladora del Atlantico S.A. | More than 3 years up to 4 years | Leasing agreements | Systems 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			278,698
Embotelladora del Atlantico S.A. | More than 3 years up to 4 years | Leasing agreements | Tetra Pak S R L 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		517,513
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Leasing agreements | Tetra Pak SRL 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			564,406
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Leasing agreements | Systems 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			278,698
Embotelladora del Atlantico S.A. | More than 4 years up to 5 years | Leasing agreements | Tetra Pak S R L 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 181,110
Embotelladora del Atlantico S.A. | More than 5 years | Leasing agreements | Tetra Pak SRL 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			197,521
Embotelladora del Atlantico S.A. | More than 5 years | Leasing agreements | Systems 12% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 859,320
Andina Empaques Argentina S.A. | Leasing agreements | Real estate 50% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		40.00%
Effective Interest Rate		50.00%
Other current financial liabilities		$ 170,479
Andina Empaques Argentina S.A. | Up to 90 days | Leasing agreements | Real estate 50% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		27,655
Andina Empaques Argentina S.A. | 90 days to 1 year | Leasing agreements | Real estate 50% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 142,824
Vital Jugos S.A. | Leasing agreements | Sig Combibloc Chile SPA 33.01% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			9.22%
Effective Interest Rate			33.10%
Other non-current financial liabilities			$ 1,021,007
Vital Jugos S.A. | Leasing agreements | De Lage Landen Chile S.A 4.08% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		4.08%
Effective Interest Rate		4.08%
Other current financial liabilities			187,511
Vital Jugos S.A. | Leasing agreements | De Lage Landen Chile S.A 18.24% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		6.81%
Effective Interest Rate		18.24%
Other current financial liabilities		$ 105,918
Other non-current financial liabilities		$ 267,322
Vital Jugos S.A. | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		8.82%
Effective Interest Rate		37.02%
Other current financial liabilities		$ 165,778	156,972
Other non-current financial liabilities		945,098
Vital Jugos S.A. | Up to 90 days | Leasing agreements | De Lage Landen Chile S.A 18.24% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		25,787
Vital Jugos S.A. | Up to 90 days | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		40,028
Vital Jugos S.A. | 90 days to 1 year | Leasing agreements | De Lage Landen Chile S.A 18.24% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		80,131
Vital Jugos S.A. | 90 days to 1 year | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		125,750
Vital Jugos S.A. | More than 1 year up to 2 years | Leasing agreements | Sig Combibloc Chile SPA 33.01% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			172,072
Vital Jugos S.A. | More than 1 year up to 2 years | Leasing agreements | De Lage Landen Chile S.A 18.24% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		113,617
Vital Jugos S.A. | More than 1 year up to 2 years | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		181,726
Vital Jugos S.A. | More than 2 years up to 3 years | Leasing agreements | Sig Combibloc Chile SPA 33.01% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			188,625
Vital Jugos S.A. | More than 2 years up to 3 years | Leasing agreements | De Lage Landen Chile S.A 18.24% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		121,876
Vital Jugos S.A. | More than 2 years up to 3 years | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		199,208
Vital Jugos S.A. | More than 3 years up to 4 years | Leasing agreements | Sig Combibloc Chile SPA 33.01% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			206,770
Vital Jugos S.A. | More than 3 years up to 4 years | Leasing agreements | De Lage Landen Chile S.A 18.24% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		31,829
Vital Jugos S.A. | More than 3 years up to 4 years | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		218,371
Vital Jugos S.A. | More than 4 years up to 5 years | Leasing agreements | Sig Combibloc Chile SPA 33.01% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			226,661
Vital Jugos S.A. | More than 4 years up to 5 years | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		239,378
Vital Jugos S.A. | More than 5 years | Leasing agreements | Sig Combibloc Chile SPA 33.01% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			226,879
Vital Jugos S.A. | More than 5 years | Leasing agreements | Sig Combibloc Chile SPA 37.02% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 106,415
Vital Aguas S.A. | Leasing agreements | Coca-Cola del Valle New Ventures S.A 11.24% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		11.24%
Effective Interest Rate		11.24%
Envases Central S.A. | Leasing agreements | Coca-Cola del Valle New Ventures S.A 2.53% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		7.33%
Effective Interest Rate		2.53%
Other current financial liabilities		$ 708,281
Envases Central S.A. | Leasing agreements | Coca-Cola del Valle New Ventures S.A 9.22% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		9.22%
Effective Interest Rate		9.22%
Other current financial liabilities			$ 683,096
Envases Central S.A. | Up to 90 days | Leasing agreements | Coca-Cola del Valle New Ventures S.A 2.53% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		$ 708,281
Transportes Polar S.A. | Leasing agreements | Jungheinrich Rentalift SPA 3.74% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			3.43%
Effective Interest Rate			3.43%
Other non-current financial liabilities			$ 768,897
Transportes Polar S.A. | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			4.11%
Effective Interest Rate			4.11%
Other non-current financial liabilities			$ 1,157,070
Transportes Polar S.A. | Leasing agreements | Importadora Tecnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			3.67%
Effective Interest Rate			3.67%
Other non-current financial liabilities			$ 22,910
Transportes Polar S.A. | Leasing agreements | Importadora Tecnica Vignola SAIC 3.74% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.67%
Effective Interest Rate		3.74%
Other current financial liabilities		$ 23,692	89,569
Transportes Polar S.A. | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		4.11%
Effective Interest Rate		4.19%
Other current financial liabilities		$ 407,296	365,886
Transportes Polar S.A. | Leasing agreements | Inversiones La Verbena 3.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.43%
Effective Interest Rate		3.49%
Other current financial liabilities		$ 181,267	230,503
Other non-current financial liabilities		$ 759,087
Transportes Polar S.A. | Leasing agreements | Jungheinrich Rentalift SPA 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		4.11%
Effective Interest Rate		3.47%
Other non-current financial liabilities		$ 799,381
Transportes Polar S.A. | Leasing agreements | Cons. Inmob. e Inversiones Limitada 2.99% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.95%
Effective Interest Rate		2.99%
Other current financial liabilities		$ 168,877	79,904
Other non-current financial liabilities		647,691
Transportes Polar S.A. | Up to 90 days | Leasing agreements | Importadora Tecnica Vignola SAIC 3.74% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		23,692
Transportes Polar S.A. | Up to 90 days | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		102,090
Transportes Polar S.A. | Up to 90 days | Leasing agreements | Inversiones La Verbena 3.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		44,736
Transportes Polar S.A. | Up to 90 days | Leasing agreements | Cons. Inmob. e Inversiones Limitada 2.99% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		41,754
Transportes Polar S.A. | 90 days to 1 year | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		305,206
Transportes Polar S.A. | 90 days to 1 year | Leasing agreements | Inversiones La Verbena 3.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		136,531
Transportes Polar S.A. | 90 days to 1 year | Leasing agreements | Cons. Inmob. e Inversiones Limitada 2.99% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		127,123
Transportes Polar S.A. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA 3.74% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			187,008
Transportes Polar S.A. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			381,213
Transportes Polar S.A. | More than 1 year up to 2 years | Leasing agreements | Importadora Tecnica Vignola SAIC 3.67% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			22,910
Transportes Polar S.A. | More than 1 year up to 2 years | Leasing agreements | Inversiones La Verbena 3.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		230,390
Transportes Polar S.A. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		410,737
Transportes Polar S.A. | More than 1 year up to 2 years | Leasing agreements | Cons. Inmob. e Inversiones Limitada 2.99% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		173,926
Transportes Polar S.A. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA 3.74% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			229,809
Transportes Polar S.A. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			397,180
Transportes Polar S.A. | More than 2 years up to 3 years | Leasing agreements | Inversiones La Verbena 3.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		259,822
Transportes Polar S.A. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		388,644
Transportes Polar S.A. | More than 2 years up to 3 years | Leasing agreements | Cons. Inmob. e Inversiones Limitada 2.99% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		179,127
Transportes Polar S.A. | More than 3 years up to 4 years | Leasing agreements | Jungheinrich Rentalift SPA 3.74% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			352,080
Transportes Polar S.A. | More than 3 years up to 4 years | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 378,677
Transportes Polar S.A. | More than 3 years up to 4 years | Leasing agreements | Inversiones La Verbena 3.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		268,875
Transportes Polar S.A. | More than 3 years up to 4 years | Leasing agreements | Cons. Inmob. e Inversiones Limitada 2.99% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		184,484
Transportes Polar S.A. | More than 4 years up to 5 years | Leasing agreements | Cons. Inmob. e Inversiones Limitada 2.99% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 110,154
Transportes Andina Refrescos Ltda. | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			4.11%
Effective Interest Rate			3.74%
Other non-current financial liabilities			$ 2,633,957
Transportes Andina Refrescos Ltda. | Leasing agreements | Jungheinrich Rentalift SPA 2.88% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.88%
Effective Interest Rate		2.88%
Other current financial liabilities			989,891
Transportes Andina Refrescos Ltda. | Leasing agreements | Comercializadora Novaverde Limitada 3.94% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.87%
Effective Interest Rate		3.94%
Other current financial liabilities		$ 215,994	208,121
Transportes Andina Refrescos Ltda. | Leasing agreements | Comercializadora Novaverde Limitada 0.45% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		0.45%
Effective Interest Rate		0.45%
Transportes Andina Refrescos Ltda. | Leasing agreements | Arrendamiento De Maquinaria SPA 5.39% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		5.39%
Effective Interest Rate		5.39%
Other current financial liabilities			63,008
Transportes Andina Refrescos Ltda. | Leasing agreements | Arrendamiento De Maquinaria SPA 2.84% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.80%
Effective Interest Rate		2.84%
Other current financial liabilities		$ 200,401
Transportes Andina Refrescos Ltda. | Leasing agreements | Inmobiliaria Ilog 2.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.09%
Effective Interest Rate		2.11%
Other current financial liabilities		$ 288,262
Transportes Andina Refrescos Ltda. | Leasing agreements | Equipos y Soluciones Logsticas SpA 2.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.39%
Effective Interest Rate		2.49%
Other current financial liabilities		$ 96,010
Transportes Andina Refrescos Ltda. | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		4.11%
Effective Interest Rate		4.19%
Other current financial liabilities		$ 894,713	825,667
Other non-current financial liabilities		$ 1,820,950
Transportes Andina Refrescos Ltda. | Leasing agreements | Jungheinrich Rentalift SPA G1 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.41%
Effective Interest Rate		3.47%
Other current financial liabilities		$ 197,158
Other non-current financial liabilities		$ 308,614
Transportes Andina Refrescos Ltda. | Leasing agreements | Jungheinrich Rentalift SPA G2 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.41%
Effective Interest Rate		3.47%
Other current financial liabilities		$ 295,913
Other non-current financial liabilities		$ 758,134
Transportes Andina Refrescos Ltda. | Leasing agreements | Jungheinrich Rentalift SPA G3 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.41%
Effective Interest Rate		3.47%
Other current financial liabilities		$ 171,893
Other non-current financial liabilities		617,150
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Comercializadora Novaverde Limitada 3.94% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		129,765
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Arrendamiento De Maquinaria SPA 2.84% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		99,850
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Inmobiliaria Ilog 2.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		143,755
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Equipos y Soluciones Logsticas SpA 2.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		35,825
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		220,247
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Jungheinrich Rentalift SPA G1 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		48,662
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Jungheinrich Rentalift SPA G2 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		73,036
Transportes Andina Refrescos Ltda. | Up to 90 days | Leasing agreements | Jungheinrich Rentalift SPA G3 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		42,426
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Comercializadora Novaverde Limitada 3.94% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		86,229
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Arrendamiento De Maquinaria SPA 2.84% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		100,551
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Inmobiliaria Ilog 2.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		144,507
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Equipos y Soluciones Logsticas SpA 2.49% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		60,185
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		674,466
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Jungheinrich Rentalift SPA G1 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		148,496
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Jungheinrich Rentalift SPA G2 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		222,877
Transportes Andina Refrescos Ltda. | 90 days to 1 year | Leasing agreements | Jungheinrich Rentalift SPA G3 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		129,467
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			865,182
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		932,187
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA G1 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		203,986
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA G2 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		306,163
Transportes Andina Refrescos Ltda. | More than 1 year up to 2 years | Leasing agreements | Jungheinrich Rentalift SPA G3 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		177,847
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			901,419
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA 4.19% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		888,763
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA G1 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		104,628
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA G2 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		316,768
Transportes Andina Refrescos Ltda. | More than 2 years up to 3 years | Leasing agreements | Jungheinrich Rentalift SPA G3 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		184,007
Transportes Andina Refrescos Ltda. | More than 3 years up to 4 years | Leasing agreements | Jungheinrich Rentalift SPA 4.11% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			867,356
Transportes Andina Refrescos Ltda. | More than 3 years up to 4 years | Leasing agreements | Jungheinrich Rentalift SPA G2 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		135,203
Transportes Andina Refrescos Ltda. | More than 3 years up to 4 years | Leasing agreements | Jungheinrich Rentalift SPA G3 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		190,381
Transportes Andina Refrescos Ltda. | More than 4 years up to 5 years | Leasing agreements | Jungheinrich Rentalift SPA G3 3.47% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 64,915
Red de transportes comerciales Ltda. | Leasing agreements | Inmobiliaria Ilog Avanza Park 2.48% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.48%
Effective Interest Rate		2.48%
Other current financial liabilities			$ 368,314
Embotelladora Andina S.A. | Leasing agreements | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate			3.43%
Effective Interest Rate			3.43%
Other non-current financial liabilities			$ 115,654
Embotelladora Andina S.A. | Leasing agreements | Inversiones La Verbena Ltda 3.48% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.43%
Effective Interest Rate		3.48%
Other current financial liabilities		$ 23,668	17,413
Embotelladora Andina S.A. | Leasing agreements | Codepack 2.35% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		2.32%
Effective Interest Rate		2.35%
Other current financial liabilities		$ 134,694
Embotelladora Andina S.A. | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		12.00%
Effective Interest Rate		13.00%
Other non-current financial liabilities		$ 1,599,204
Embotelladora Andina S.A. | Leasing agreements | Inversiones La Verbena Ltda 3.45% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Nominal interest rate		3.43%
Effective Interest Rate		3.45%
Other non-current financial liabilities		$ 99,720
Embotelladora Andina S.A. | Up to 90 days | Leasing agreements | Inversiones La Verbena Ltda 3.48% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		5,841
Embotelladora Andina S.A. | Up to 90 days | Leasing agreements | Codepack 2.35% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		40,136
Embotelladora Andina S.A. | 90 days to 1 year | Leasing agreements | Inversiones La Verbena Ltda 3.48% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		17,827
Embotelladora Andina S.A. | 90 days to 1 year | Leasing agreements | Codepack 2.35% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other current financial liabilities		94,558
Embotelladora Andina S.A. | More than 1 year up to 2 years | Leasing agreements | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			24,049
Embotelladora Andina S.A. | More than 1 year up to 2 years | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		300,590
Embotelladora Andina S.A. | More than 1 year up to 2 years | Leasing agreements | Inversiones La Verbena Ltda 3.45% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		30,266
Embotelladora Andina S.A. | More than 2 years up to 3 years | Leasing agreements | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			29,876
Embotelladora Andina S.A. | More than 2 years up to 3 years | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		255,543
Embotelladora Andina S.A. | More than 2 years up to 3 years | Leasing agreements | Inversiones La Verbena Ltda 3.45% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		34,133
Embotelladora Andina S.A. | More than 3 years up to 4 years | Leasing agreements | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			33,189
Embotelladora Andina S.A. | More than 3 years up to 4 years | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		255,543
Embotelladora Andina S.A. | More than 3 years up to 4 years | Leasing agreements | Inversiones La Verbena Ltda 3.45% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		35,321
Embotelladora Andina S.A. | More than 4 years up to 5 years | Leasing agreements | Inversiones La Verbena 3.43% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities			$ 28,540
Embotelladora Andina S.A. | More than 4 years up to 5 years | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		255,543
Embotelladora Andina S.A. | More than 5 years | Leasing agreements | Systems 13% Effective Rate Monthly Amortization Obligation
Disclosure of detailed information about borrowings
Other non-current financial liabilities		$ 531,985

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.